DISCONTINUED OPERATION - Loan portfolio designated as assets held for sale (by maturity) (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	$ 256,353,981	$ 279,453,908
Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	46,252,294	51,531,709
Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	105,194,659	107,428,860
Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	75,678,955	85,088,663
More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	29,228,073	35,404,676
COMMERCIAL
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	139,627,922	153,252,811
COMMERCIAL | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	37,701,890	48,186,159
COMMERCIAL | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	59,704,817	62,610,478
COMMERCIAL | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	39,337,022	41,614,622
COMMERCIAL | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,884,193	841,552
Consumer
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	52,753,546	55,815,683
Consumer | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,393,052	1,267,269
Consumer | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	34,827,883	34,216,968
Consumer | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	12,296,414	19,553,651
Consumer | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	236,197	777,795
Mortgage
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	34,416,372	41,741,601
Mortgage | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	820,792	79,304
Mortgage | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	983,691	1,095,329
Mortgage | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	10,696,429	10,509,429
Mortgage | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	21,915,460	30,057,539
Financial leases
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	28,493,129	27,291,604
Financial leases | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,283,462	1,804,964
Financial leases | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	8,690,954	8,586,693
Financial leases | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	13,328,370	13,202,556
Financial leases | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,190,343	3,697,391
SMALL BUSINESS LOANS
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,063,012	1,352,209
SMALL BUSINESS LOANS | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	53,098	194,013
SMALL BUSINESS LOANS | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	987,314	919,392
SMALL BUSINESS LOANS | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	20,720	208,405
SMALL BUSINESS LOANS | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,880	30,399
Assets and liabilities classified as held for sale | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	28,853,417
Assets and liabilities classified as held for sale | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	6,387,873
Assets and liabilities classified as held for sale | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	8,267,225
Assets and liabilities classified as held for sale | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,142,739
Assets and liabilities classified as held for sale | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	9,055,580
Assets and liabilities classified as held for sale | COMMERCIAL | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	13,256,769
Assets and liabilities classified as held for sale | COMMERCIAL | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,805,801
Assets and liabilities classified as held for sale | COMMERCIAL | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	6,023,829
Assets and liabilities classified as held for sale | COMMERCIAL | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,421,884
Assets and liabilities classified as held for sale | COMMERCIAL | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,255
Assets and liabilities classified as held for sale | Consumer | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,917,444
Assets and liabilities classified as held for sale | Consumer | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	307,520
Assets and liabilities classified as held for sale | Consumer | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,359,129
Assets and liabilities classified as held for sale | Consumer | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,720,475
Assets and liabilities classified as held for sale | Consumer | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	530,320
Assets and liabilities classified as held for sale | Mortgage | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	9,375,435
Assets and liabilities classified as held for sale | Mortgage | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,397
Assets and liabilities classified as held for sale | Mortgage | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	86,493
Assets and liabilities classified as held for sale | Mortgage | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	780,461
Assets and liabilities classified as held for sale | Mortgage | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	8,504,084
Assets and liabilities classified as held for sale | Financial leases | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	493,277
Assets and liabilities classified as held for sale | Financial leases | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	49,430
Assets and liabilities classified as held for sale | Financial leases | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	426,860
Assets and liabilities classified as held for sale | Financial leases | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	16,987
Assets and liabilities classified as held for sale | Financial leases | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	0
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	810,492
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	220,725
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	370,914
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	202,932
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	15,921
Corporate | COMMERCIAL
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	76,006,958	85,278,293
Corporate | COMMERCIAL | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	20,753,064	29,076,028
Corporate | COMMERCIAL | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	33,460,016	32,243,275
Corporate | COMMERCIAL | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	19,965,253	23,454,114
Corporate | COMMERCIAL | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,828,625	504,876
Corporate | Assets and liabilities classified as held for sale | COMMERCIAL | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	11,807,446
Corporate | Assets and liabilities classified as held for sale | COMMERCIAL | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,071,736
Corporate | Assets and liabilities classified as held for sale | COMMERCIAL | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,478,286
Corporate | Assets and liabilities classified as held for sale | COMMERCIAL | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,257,424
Corporate | Assets and liabilities classified as held for sale | COMMERCIAL | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	0
SMEs | COMMERCIAL
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	13,856,981	15,203,496
SMEs | COMMERCIAL | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,070,363	4,771,087
SMEs | COMMERCIAL | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	8,539,793	8,555,996
SMEs | COMMERCIAL | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,060,389	1,727,911
SMEs | COMMERCIAL | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	186,436	148,502
SMEs | Assets and liabilities classified as held for sale | COMMERCIAL | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,449,323
SMEs | Assets and liabilities classified as held for sale | COMMERCIAL | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	734,065
SMEs | Assets and liabilities classified as held for sale | COMMERCIAL | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	545,543
SMEs | Assets and liabilities classified as held for sale | COMMERCIAL | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	164,460
SMEs | Assets and liabilities classified as held for sale | COMMERCIAL | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,255
Credit cards | Consumer
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	12,483,919	11,992,511
Credit cards | Consumer | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	39,952	234,325
Credit cards | Consumer | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	10,351,902	9,587,518
Credit cards | Consumer | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,088,614	2,170,668
Credit cards | Consumer | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	3,451
Credit cards | Assets and liabilities classified as held for sale | Consumer | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	904,505
Credit cards | Assets and liabilities classified as held for sale | Consumer | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	259,842
Credit cards | Assets and liabilities classified as held for sale | Consumer | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	644,128
Credit cards | Assets and liabilities classified as held for sale | Consumer | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	535
Credit cards | Assets and liabilities classified as held for sale | Consumer | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	0
Vehicle | Consumer
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,795,970	5,635,858
Vehicle | Consumer | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	136,130	81,066
Vehicle | Consumer | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,704,055	3,270,554
Vehicle | Consumer | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,955,420	2,283,873
Vehicle | Consumer | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	365	365
Vehicle | Assets and liabilities classified as held for sale | Consumer | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	858,085
Vehicle | Assets and liabilities classified as held for sale | Consumer | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,450
Vehicle | Assets and liabilities classified as held for sale | Consumer | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	282,297
Vehicle | Assets and liabilities classified as held for sale | Consumer | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	570,912
Vehicle | Assets and liabilities classified as held for sale | Consumer | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	426
Payroll-deducted loans | Assets and liabilities classified as held for sale | Consumer | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,946,855
Payroll-deducted loans | Assets and liabilities classified as held for sale | Consumer | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	11,881
Payroll-deducted loans | Assets and liabilities classified as held for sale | Consumer | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	336,325
Payroll-deducted loans | Assets and liabilities classified as held for sale | Consumer | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,069,195
Payroll-deducted loans | Assets and liabilities classified as held for sale | Consumer | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	529,454
Other | COMMERCIAL
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	49,763,983	52,771,022
Other | COMMERCIAL | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	12,878,463	14,339,044
Other | COMMERCIAL | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	17,705,008	21,811,207
Other | COMMERCIAL | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	18,311,380	16,432,597
Other | COMMERCIAL | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	869,132	188,174
Other | Consumer
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	28,638,910	27,806,067
Other | Consumer | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	3,007,927	903,897
Other | Consumer | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	19,959,456	19,097,022
Other | Consumer | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,451,660	7,573,532
Other | Consumer | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	219,867	231,616
Other | Assets and liabilities classified as held for sale | Consumer | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	207,999
Other | Assets and liabilities classified as held for sale | Consumer | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	31,347
Other | Assets and liabilities classified as held for sale | Consumer | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	96,379
Other | Assets and liabilities classified as held for sale | Consumer | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	79,833
Other | Assets and liabilities classified as held for sale | Consumer | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	440
Low-income Mortgage (VIS) | Mortgage
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	13,173,508	16,183,280
Low-income Mortgage (VIS) | Mortgage | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	19,358	14,439
Low-income Mortgage (VIS) | Mortgage | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	300,678	284,872
Low-income Mortgage (VIS) | Mortgage | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	3,002,419	2,540,655
Low-income Mortgage (VIS) | Mortgage | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	9,851,053	13,343,314
Low-income Mortgage (VIS) | Assets and liabilities classified as held for sale | Mortgage | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,308,404
Low-income Mortgage (VIS) | Assets and liabilities classified as held for sale | Mortgage | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	0
Low-income Mortgage (VIS) | Assets and liabilities classified as held for sale | Mortgage | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	517
Low-income Mortgage (VIS) | Assets and liabilities classified as held for sale | Mortgage | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	37,291
Low-income Mortgage (VIS) | Assets and liabilities classified as held for sale | Mortgage | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,270,596
Non-VIS | Mortgage
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	21,242,864	25,558,321
Non-VIS | Mortgage | Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	801,434	64,865
Non-VIS | Mortgage | Between 1 and 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	683,013	810,457
Non-VIS | Mortgage | Between 5 and 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	7,694,010	7,968,774
Non-VIS | Mortgage | More than 15 years
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	12,064,407	$ 16,714,225
Non-VIS | Assets and liabilities classified as held for sale | Mortgage | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,067,031
Non-VIS | Assets and liabilities classified as held for sale | Mortgage | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,397
Non-VIS | Assets and liabilities classified as held for sale | Mortgage | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	85,976
Non-VIS | Assets and liabilities classified as held for sale | Mortgage | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	743,170
Non-VIS | Assets and liabilities classified as held for sale | Mortgage | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,233,488
Commercial leasing | Assets and liabilities classified as held for sale | Financial leases | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	441,907
Commercial leasing | Assets and liabilities classified as held for sale | Financial leases | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	47,085
Commercial leasing | Assets and liabilities classified as held for sale | Financial leases | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	389,000
Commercial leasing | Assets and liabilities classified as held for sale | Financial leases | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,822
Commercial leasing | Assets and liabilities classified as held for sale | Financial leases | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	0
Consumer leasing | Assets and liabilities classified as held for sale | Financial leases | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	51,370
Consumer leasing | Assets and liabilities classified as held for sale | Financial leases | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,345
Consumer leasing | Assets and liabilities classified as held for sale | Financial leases | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	37,860
Consumer leasing | Assets and liabilities classified as held for sale | Financial leases | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	11,165
Consumer leasing | Assets and liabilities classified as held for sale | Financial leases | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	0
Microcredit | Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	810,492
Microcredit | Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | Less than 1 year | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	220,725
Microcredit | Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | Between 1 and 5 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	370,914
Microcredit | Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | Between 5 and 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	202,932
Microcredit | Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | More than 15 years | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	$ 15,921